Nature of the business, Assets under construction (Details) $ in Thousands		1 Months Ended				12 Months Ended
		Oct. 31, 2023 Agreement h	Jul. 31, 2023 Substation	Jul. 31, 2022 mi	May 31, 2022 USD ($) Asset	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022	Nov. 16, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method						$ 230,307	$ 260,031			$ 294,581
Percentage of interest acquired								49.00%
Chile PV 1 and PV2 events of default [Abstract]
Current project debt						$ 387,387	$ 326,534
Coso Batteries 1 and Coso Batteries 2 [Member]
Assets under construction or ready to start construction [Abstract]
Period of PPA						15 years
Number of tooling agreements | Agreement		2
Coso Batteries 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type						Battery Storage
Location						California, US
Capacity (gross)	[1]					100 MWh
Expected COD						2025
Off-taker						Investment grade utility
Duration capacity of battery | h		4
Coso Batteries 1 [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]					$ 40,000
Coso Batteries 1 [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]					$ 50,000
Coso Batteries 2 [Member]
Assets under construction or ready to start construction [Abstract]
Type						Battery Storage
Location						California, US
Capacity (gross)						80 MWh
Expected COD						2025
Off-taker						Investment grade utility
Duration capacity of battery | h		4
Coso Batteries 2 [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method						$ 35,000
Coso Batteries 2 [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method						$ 45,000
Chile PMGD [Member]
Assets under construction or ready to start construction [Abstract]
Type						Solar PV
Location						Chile
Capacity (gross)	[1]					80 MW
Expected COD						2024-2025
Investments accounted for using equity method						$ 30,000 [2]			$ 30,000
Off-taker						Regulated
Percentage of interest acquired									49.00%
ATN Expansion 3 [Member]
Assets under construction or ready to start construction [Abstract]
Type						Transmission Line
Location						Peru
Capacity (gross)	[1]					2.4miles 220kV
Expected COD						2024
Investments accounted for using equity method	[2]					$ 12,000
Off-taker						Conelsur
Period of PPA						17 years
Length of transmission lines | mi				2.4
ATN Expansion 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type						Transmission Line
Location						Peru
Capacity (gross)	[1]					n.a. (substation)
Expected COD						2025
Investments accounted for using equity method	[2]					$ 30,000
Off-taker						Republic of Peru
Period of PPA						30 years
Number of substations | Substation			2
Commercial operation end date						2044
Remaining operation period of concessional asset						9 years
Honda 1 and 2 [Member]
Assets under construction or ready to start construction [Abstract]
Capacity (gross)					20 MW
Expected COD						December 2023
Investments accounted for using equity method					$ 5,500
Period of PPA						7 years
Number of PV assets | Asset					2
Percentage of interest acquired					50.00%
Honda 1 [Member]
Assets under construction or ready to start construction [Abstract]
Period of PPA						7 years
Percentage of interest acquired						50.00%
Honda 2 [Member]
Assets under construction or ready to start construction [Abstract]
Type	[3]					Solar PV
Location	[3]					Colombia
Capacity (gross)	[1],[3]					10 MW
Expected COD	[3]					2024
Investments accounted for using equity method	[2],[3]					$ 5,500
Off-taker	[3]					Enel Colombia
Percentage of interest acquired						50.00%
Apulo 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type	[3]					Solar PV
Location	[3]					Colombia
Capacity (gross)	[1],[3]					10 MW
Expected COD	[3]					2024
Investments accounted for using equity method	[2],[3]					$ 5,500
Percentage of interest acquired						50.00%
Chile PV 1 and PV2 [Member]
Assets under construction or ready to start construction [Abstract]
Percentage of interest acquired						35.00%
Chile PV 1 and PV2 events of default [Abstract]
Current project debt						$ 71,000

[1]	Includes nominal capacity on a 100% basis, not considering Atlantica’s ownership
[2]	Corresponds to the expected investment by Atlantica
[3]	Atlantica owns 50% of the shares in Honda 2 and Apulo 1.